Finance Expense (Income) (Details 1) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 09, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance expense
Fees and interest expense		$ 26	$ 6	$ 3
Loss from exchange rate differences, net			55	79
Credit allocation fee				141
Warrant issuance costs				4
Finance expense	$ 30	26	61	227
Finance income
Income from exchange rate differences, net		(22)
Interest income from short term deposits		(106)	(138)
Finance income		$ (128)	$ (138)	$ 0